Schedule of details of associates (Details) - Alps Life Science Inc [Member]		6 Months Ended		12 Months Ended
	Feb. 06, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Vax Biotech Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Place of incorporation		Malaysia		Malaysia
Effective equity interest		30.00%	30.00%	30.00%	30.00%
Principal activities		Manufacture of medicaments		Manufacture of medicaments
Alps Globemedics Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Place of incorporation		Malaysia		Malaysia
Effective equity interest		30.00%	30.00%	30.00%	30.00%
Principal activities		Marketing of health and beauty product and services		Marketing of health and beauty product and services
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Place of incorporation				South Africa
Effective equity interest	40.50%			40.50%	40.50%
Principal activities				Investment in biotech, biohacking and pharmaceutical businesses